Annual Total Returns - International Equity Series [BarChart] - Templeton Institutional Funds-30 - International Equity Series - Primary Shares	Dec. 10, 2020
Bar Chart Table:
Annual Return 2010	6.70%
Annual Return 2011	(10.89%)
Annual Return 2012	18.55%
Annual Return 2013	19.51%
Annual Return 2014	(6.78%)
Annual Return 2015	(2.67%)
Annual Return 2016	1.30%
Annual Return 2017	22.92%
Annual Return 2018	(14.87%)
Annual Return 2019	11.57%